Balance Sheets - USD ($)	Oct. 31, 2016	Apr. 30, 2016
Current assets:
Cash and cash equivalents	$ 1,152	$ 843
Prepaid expenses	82,511	152,992
Other current assets		2,017
Total current assets	83,663	155,852
Non-current prepaid expenses		6,015
Equipment and software, net of accumulated depreciation	349,302	539,832
Total assets	432,965	701,699
Current liabilities:
Accounts payable - Trade	287,850	290,389
Accounts payable - Related party	31,680	31,680
Accrued expenses	385,236	332,792
Deferred revenue	2,017	2,017
Notes payable- related parties	15,100	15,100
Secured note payable to related party	1,174,611
Current portion of long-term debt	533,066
Loan payable - bank	41,427	42,747
Demand note payable	50,190	59,190
Total current liabilities	2,521,177	764,915
Long-term related party note payable		533,066
Long-term unsecured related party note payable	20,000	20,000
Long-term secured note payable to related party		1,167,700
Total Liabilities	2,541,177	2,485,681
Stockholders' deficit:
Common stock, $.001 par value; 900,000,000 shares authorized, 508,000,000 and 500,000,000 shares issued and outstanding, respectively	508,000	508,000
Capital in excess of par value	661,039	661,039
Accumulated deficit	(3,277,251)	(2,953,021)
Total stockholders' deficit	(2,108,212)	(1,768,982)
Total liabilities and stockholders' deficit	$ 432,965	$ 701,699